Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Disclosure Of Detailed Information About Cash And Cash Equivalents

Cash and cash equivalents are comprised of the following:

(In thousand Euros)	June 30, 2025	December 31, 2024
Cash	3	3
Bank and other credit institutions	25,253	13,336
Bank and other credit institutions, foreign currency	1,764	6,412
Other cash equivalents	284	285
Total	27,304	20,036

Disclosure Of Details of cash at banks and other credit institutions, foreign currency, Geographical Areas

Details of cash at banks and other credit institutions with balances held in foreign currency are as follows:

(In thousand Euros)	June 30, 2025	December 31, 2024
USD	937	4,575
GBP	709	1,001
NOK	8	97
SEK	73	532
DKK	6	196
AUD	31	11
Total	1,764	6,412